Condensed Consolidating Financial Information (Condensed Consolidating Statement Of Operations) (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Condensed Financial Statements, Captions [Line Items]
Supply And Logistics Revenues									$ 3,323,028	$ 3,689,795	$ 2,976,850
Marine Transportation Revenues									229,282	152,542	118,204
Refinery Services Revenues									207,401	205,985	196,017
Pipeline Transportation Services Revenues									86,453	86,508	76,290
Revenues	$ 847,282	$ 964,114	$ 1,015,049	$ 1,019,719	$ 961,035	$ 1,090,293	$ 1,068,694	$ 1,014,808	3,846,164	4,134,830	3,367,361
Supply and logistics costs									3,277,052	3,649,328	2,923,746
Marine transportation operating costs									142,793	104,676	80,547
Refinery services operating costs									121,401	131,289	123,477
Pipeline transportation operating costs									30,767	27,206	21,894
General and administrative									50,692	46,790	41,837
Depreciation and amortization									90,908	64,784	61,150
Total costs and expenses									3,713,613	4,024,073	3,252,651
OPERATING INCOME (LOSS)	30,624	35,268	31,257	35,402	23,300	24,092	33,360	30,005	132,551	110,757	114,710
Equity in earnings of equity investees									43,135	22,675	14,345
Equity in (losses) earnings of subsidiaries									0	0	0
Interest income (expense), net									(66,639)	(48,583)	(40,923)
Income (loss) before income taxes									109,047	84,849	88,132
Income tax benefit (expense)									(2,845)	(845)	9,205	[1]
Income from continuing operations	26,166	29,113	21,148	29,775	16,722	17,966	26,612	22,704	106,202	84,004	97,337
Income (loss) from discontinued operations					1,164	508	290	143	0	2,105	(1,018)
Net income (loss)	$ 26,166	$ 29,113	$ 21,148	$ 29,775	$ 17,886	$ 18,474	$ 26,902	$ 22,847	106,202	86,109	96,319
Genesis Energy, L.P. (Parent and Co-Issuer)
Condensed Financial Statements, Captions [Line Items]
Supply And Logistics Revenues									0	0	0
Marine Transportation Revenues									0	0	0
Refinery Services Revenues									0	0	0
Pipeline Transportation Services Revenues									0	0	0
Revenues									0	0	0
Supply and logistics costs									0	0	0
Marine transportation operating costs									0	0	0
Refinery services operating costs									0	0	0
Pipeline transportation operating costs									0	0	0
General and administrative									0	0	0
Depreciation and amortization									0	0	0
Total costs and expenses									0	0	0
OPERATING INCOME (LOSS)									0	0	0
Equity in earnings of equity investees									0	0	0
Equity in (losses) earnings of subsidiaries									172,828	134,616	137,151
Interest income (expense), net									(66,626)	(48,507)	(40,832)
Income (loss) before income taxes									106,202	86,109	96,319
Income tax benefit (expense)									0	0	0
Income from continuing operations									106,202	86,109	96,319
Income (loss) from discontinued operations										0	0
Net income (loss)									106,202	86,109	96,319
Genesis Energy Finance Corporation (Co-Issuer)
Condensed Financial Statements, Captions [Line Items]
Supply And Logistics Revenues									0	0	0
Marine Transportation Revenues									0	0	0
Refinery Services Revenues									0	0	0
Pipeline Transportation Services Revenues									0	0	0
Revenues									0	0	0
Supply and logistics costs									0	0	0
Marine transportation operating costs									0	0	0
Refinery services operating costs									0	0	0
Pipeline transportation operating costs									0	0	0
General and administrative									0	0	0
Depreciation and amortization									0	0	0
Total costs and expenses									0	0	0
OPERATING INCOME (LOSS)									0	0	0
Equity in earnings of equity investees									0	0	0
Equity in (losses) earnings of subsidiaries									0	0	0
Interest income (expense), net									0	0	0
Income (loss) before income taxes									0	0	0
Income tax benefit (expense)									0	0	0
Income from continuing operations									0	0	0
Income (loss) from discontinued operations										0	0
Net income (loss)									0	0	0
Guarantor Subsidiaries
Condensed Financial Statements, Captions [Line Items]
Supply And Logistics Revenues									3,323,028	3,689,795	2,976,850
Marine Transportation Revenues									229,282	152,542	118,204
Refinery Services Revenues									202,250	203,021	192,083
Pipeline Transportation Services Revenues									61,686	60,707	50,106
Revenues									3,816,246	4,106,065	3,337,243
Supply and logistics costs									3,277,052	3,649,328	2,923,746
Marine transportation operating costs									142,793	104,676	80,547
Refinery services operating costs									117,788	128,814	120,095
Pipeline transportation operating costs									29,910	26,087	21,081
General and administrative									50,692	46,790	41,837
Depreciation and amortization									88,368	62,194	58,554
Total costs and expenses									3,706,603	4,017,889	3,245,860
OPERATING INCOME (LOSS)									109,643	88,176	91,383
Equity in earnings of equity investees									43,135	22,675	14,345
Equity in (losses) earnings of subsidiaries									6,952	6,913	7,184
Interest income (expense), net									15,662	16,080	16,500
Income (loss) before income taxes									175,392	133,844	129,412
Income tax benefit (expense)									(3,030)	(676)	8,903
Income from continuing operations									172,362	133,168	138,315
Income (loss) from discontinued operations										2,105	(1,018)
Net income (loss)									172,362	135,273	137,297
Non-Guarantor Subsidiaries
Condensed Financial Statements, Captions [Line Items]
Supply And Logistics Revenues									0	0	0
Marine Transportation Revenues									0	0	0
Refinery Services Revenues									18,289	17,835	19,999
Pipeline Transportation Services Revenues									24,767	25,801	26,184
Revenues									43,056	43,636	46,183
Supply and logistics costs									0	0	0
Marine transportation operating costs									0	0	0
Refinery services operating costs									17,393	16,873	19,489
Pipeline transportation operating costs									857	1,119	813
General and administrative									0	0	0
Depreciation and amortization									2,540	2,590	2,596
Total costs and expenses									20,790	20,582	22,898
OPERATING INCOME (LOSS)									22,266	23,054	23,285
Equity in earnings of equity investees									0	0	0
Equity in (losses) earnings of subsidiaries									0	0	0
Interest income (expense), net									(15,675)	(16,156)	(16,591)
Income (loss) before income taxes									6,591	6,898	6,694
Income tax benefit (expense)									185	(169)	302
Income from continuing operations									6,776	6,729	6,996
Income (loss) from discontinued operations										0	0
Net income (loss)									6,776	6,729	6,996
Eliminations
Condensed Financial Statements, Captions [Line Items]
Supply And Logistics Revenues									0	0	0
Marine Transportation Revenues									0	0	0
Refinery Services Revenues									(13,138)	(14,871)	(16,065)
Pipeline Transportation Services Revenues									0	0	0
Revenues									(13,138)	(14,871)	(16,065)
Supply and logistics costs									0	0	0
Marine transportation operating costs									0	0	0
Refinery services operating costs									(13,780)	(14,398)	(16,107)
Pipeline transportation operating costs									0	0	0
General and administrative									0	0	0
Depreciation and amortization									0	0	0
Total costs and expenses									(13,780)	(14,398)	(16,107)
OPERATING INCOME (LOSS)									642	(473)	42
Equity in earnings of equity investees									0	0	0
Equity in (losses) earnings of subsidiaries									(179,780)	(141,529)	(144,335)
Interest income (expense), net									0	0	0
Income (loss) before income taxes									(179,138)	(142,002)	(144,293)
Income tax benefit (expense)									0	0	0
Income from continuing operations									(179,138)	(142,002)	(144,293)
Income (loss) from discontinued operations										0	0
Net income (loss)									$ (179,138)	$ (142,002)	$ (144,293)

[1]	(1)Our discontinued operations had no income tax benefit or expense in any period presented.